Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	R$ (23,991,688)	R$ (16,603,073)	R$ (16,051,866)
Selling expense	(743,276)	(917,589)	(984,060)
Amount recorded as expense (Note 31)	(62,067)	(557,789)	(652,920)
Administrative expenses	(1,018,282)	(2,311,438)	(1,597,548)
[custom:SellingGeneralAndAdministrativeExpenses]	(25,815,313)	(20,389,889)	(19,286,394)
Expenses, by nature	(25,815,313)	(20,389,889)	(19,286,394)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(2,108,947)	(2,357,526)	(2,717,005)
Selling expense	(260,098)	(335,382)	(347,536)
Administrative expenses	(333,274)	(602,217)	(423,948)
Expenses, by nature	(2,702,319)	(3,295,125)	(3,488,489)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(49,920)	(23,704)	(36,998)
Selling expense	(7,017)	(3,825)	(3,359)
Administrative expenses	(135,423)	(78,428)	(122,248)
Expenses, by nature	(192,360)	(105,957)	(162,605)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(14,437,363)	(6,085,895)	(5,474,729)
Expenses, by nature	(14,437,363)	(6,085,895)	(5,474,729)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(363,122)	(345,771)	(356,481)
Selling expense	(18,599)	(4,679)	(6,746)
Administrative expenses	(6,080)	(108,901)	(23,008)
Expenses, by nature	(387,801)	(459,351)	(386,235)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(503,771)	(577,639)	(558,557)
Expenses, by nature	(503,771)	(577,639)	(558,557)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(2,141,555)	(1,915,851)	(1,843,213)
Selling expense	(397,062)	(423,964)	(439,995)
Administrative expenses	(287,318)	(391,637)	(287,744)
Expenses, by nature	(2,825,935)	(2,731,452)	(2,570,952)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(1,532,772)	(1,573,067)	(1,514,542)
Selling expense	(1,650)	(658)	(673)
Administrative expenses	(125)	(1,297)	(2,020)
Expenses, by nature	(1,534,547)	(1,575,022)	(1,517,235)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(790,184)	(1,246,474)	(967,148)
Selling expense	(2,334)	(98,800)	(116,933)
Administrative expenses	(75,429)	(898,587)	(509,984)
Expenses, by nature	(867,937)	(2,243,861)	(1,594,065)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	(2,064,054)	(2,477,146)	(2,583,193)
Selling expense	(56,516)	(50,281)	(68,818)
Administrative expenses	(88,192)	(149,215)	(138,575)
Expenses, by nature	(2,208,762)	(2,676,642)	(2,790,586)
Allowance For Doubtful Accounts [Member]
IfrsStatementLineItems [Line Items]
Amount recorded as expense (Note 31)	(62,067)	(557,789)	(652,920)
Expenses, by nature	(62,067)	(557,789)	(652,920)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(92,441)	(81,156)	(90,021)
Expenses, by nature	R$ (92,441)	R$ (81,156)	R$ (90,021)